Other income	6 Months Ended
Dec. 31, 2023
Other income [Abstract]
Other income
Note 3. Other income

	Three months ended 31 Dec 2023	Three months ended 31 Dec 2022	Six months ended 31 Dec 2023	Six months ended 31 Dec 2022
	$’000	$’000	$’000	$’000

Other income	527	-	527	-

Other income comprises income generated from an Emergency Response Service (“ERS”) program entered into in Texas. This ERS program is a demand response program designed to help Electric Reliability Council of Texas (“ERCOT”) mitigate rolling blackouts. Other income is generated by the Group’s participation in this program at the site in Childress, Texas.